Financial risk management, objectives and policies, ING Credit Facility (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($) Borrower	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Credit Facility [Abstract]
Borrowings			$ 428,726	$ 396,696
ING Credit Facility [Member]
Credit Facility [Abstract]
Credit facility covenant, required adjusted tangible net worth			$ 300,000
ING Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings			135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets			25.00%
Credit facility covenant, required unencumbered consolidated cash			$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt			6.00%
ING Credit Facility, $405 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowings	$ 405,000		$ 231,258	0
Uncommitted incremental facility	$ 100,000
Number of borrowers | Borrower	10
Frequency of periodic repayment			quarterly
Debt repayment installment amount	$ 6,300
Maturity date			Jan. 31, 2029
ING Credit Facility, $405 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis	1.90%		1.90%
Percentage of Credit Adjustment Spread (CAS)	0.0026
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Drawdown		$ 55,000
ING Credit Facility, $45 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowings		45,000	$ 43,794	$ 0
Frequency of periodic repayment			quarterly
Debt repayment installment amount		750
Maturity date			Jan. 31, 2029
Drawdown		$ 45,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		1.80%	1.80%